Reconciliation of Financial Instruments Categorized in Level 3 (Detail: Text Values) - Total gains/ losses [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial assets at fair value through other comprehensive income [Abstract]
therein gain (loss) recognized in other comprehensive income, net of tax	€ (8)	€ 94
therein gain (loss) recognized in the income statement presented in net gains (losses), net of tax	(4)	(8)
Financial assets held at fair value:
therein effect of exchange rate changes	136	(565)
Financial liabilities held at fair value:
therein effect of exchange rate changes	€ (33)	€ 123